Inventories (Tables)	6 Months Ended
Feb. 28, 2026
Inventories
Schedule of inventories

	As at	As at
	February 28,	August 31,
	2026	2025
	$	$
Raw materials	5,181,287	6,037,481
Work-in-process	1,324,697	1,570,095
Finished goods	23,731,238	29,264,071
	30,237,222	36,871,647